UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2013 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes—99.3% †
U.S. Treasuries—13.6%
U.S. Treasury Bonds
2.88%	05/15/43	$7,886	$6,979
3.13%	02/15/43	7,698	7,185	(f)
4.50%	02/15/36	12,292	14,637	(f)
U.S. Treasury Notes
0.34%	05/31/15	5,207	5,198	(c,f)
0.92%	01/31/17	183	182	(c,f)
1.34%	04/30/18	11,446	11,061	(c,f)
1.36%	05/31/18	834	819	(c)
2.00%	02/15/23	136	131	(f)
3.13%	05/15/19	2	2
			46,194
Agency Mortgage Backed—30.1%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,091	2,032	(f)
4.50%	06/01/33 - 02/01/35	47	49	(f)
5.00%	07/01/35 - 06/01/41	1,953	2,163	(f)
5.50%	05/01/20 - 04/01/39	813	887	(f)
6.00%	04/01/17 - 11/01/37	1,492	1,652	(f)
6.50%	07/01/29	2	3	(f)
7.00%	10/01/16 - 08/01/36	197	226	(f)
7.50%	11/01/29 - 09/01/33	9	11	(f)
8.00%	11/01/30	10	12	(f)
Federal National Mortgage Assoc.
2.35%	04/01/37	3	3	(g)
3.00%	01/01/43 - 06/01/43	16,052	15,707
3.50%	11/01/42 - 06/01/43	13,664	13,901
4.00%	05/01/19 - 03/01/41	3,260	3,403	(f)
4.50%	05/01/18 - 04/01/41	12,506	13,244	(f)
5.00%	07/01/20 - 06/01/41	3,507	3,882	(f)
5.50%	03/01/14 - 01/01/39	3,776	4,129	(f)
6.00%	02/01/14 - 08/01/35	2,637	2,938	(f)
6.50%	02/01/14 - 08/01/36	415	460	(f)
7.00%	10/01/16 - 02/01/34	49	54	(f)
7.50%	09/01/13 - 03/01/34	145	164	(f)
8.00%	11/01/14 - 01/01/33	46	53	(f)
8.50%	04/01/30	7	8	(f)
9.00%	12/01/17 - 12/01/22	21	24	(f)
3.50%	TBA	1,100	1,146	(b)
4.00%	TBA	6,170	6,435	(b)
5.00%	TBA	4,764	5,097	(b)
6.00%	TBA	5,492	5,973	(b)
6.50%	TBA	878	974	(b)
Government National Mortgage Assoc.
4.00%	01/20/41	2,836	2,993
4.50%	08/15/33 - 03/20/41	3,065	3,299	(f)
5.00%	08/15/33	127	137	(f)
6.00%	04/15/27 - 09/15/36	548	618	(f)
6.50%	04/15/19 - 09/15/36	232	259	(f)
7.00%	11/15/27 - 10/15/36	144	168	(f)

7.50%	03/15/23 - 11/15/31	59	63	(f)
8.00%	09/15/27 - 06/15/30	36	38	(f)
8.50%	10/15/17	19	21	(f)
9.00%	11/15/16 - 12/15/21	45	50	(f)
3.00%	TBA	975	964	(b)
3.50%	TBA	3,994	4,097	(b)
4.00%	TBA	2,790	2,924	(b)
5.00%	TBA	1,167	1,259	(b)
5.50%	TBA	435	474	(b)
			101,994
Agency Collateralized Mortgage Obligations—1.2%
Collateralized Mortgage Obligation Trust
0.14%	11/01/18	6	5	(c,d)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,903	17	(e,f,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 10/15/42	5,190	659	(e,k)
4.50%	02/15/18 - 03/15/18	117	5	(e,f,k)
5.00%	05/15/18 - 02/15/38	180	10	(e,f,k)
5.50%	06/15/33	149	22	(e,f,k)
6.41%	08/15/25	766	96	(e,g)
8.00%	04/15/20	4	4	(f)
Federal Home Loan Mortgage Corp. STRIPS
2.80%	08/01/27	2	2	(c,d,f)
8.00%	02/01/23 - 07/01/24	9	2	(e,f,k)
Federal National Mortgage Assoc. REMIC
0.61%	12/25/22	6	6	(c,d,f)
1.23%	12/25/42	452	15	(e,f,g)
3.50%	08/25/42 - 09/25/42	3,570	519	(e,k)
4.00%	03/25/43	2,320	318	(e,k)
5.00%	08/25/17 - 02/25/32	120	4	(e,f,k)
5.00%	02/25/40 - 09/25/40	1,301	136	(e,k)
5.81%	07/25/38	311	38	(e,g)
5.86%	11/25/40	3,767	726	(e,f,g)
Federal National Mortgage Assoc. STRIPS
1.83%	12/01/34	180	168	(c,d,f)
4.50%	08/01/35 - 01/01/36	369	46	(e,f,k)
5.00%	03/25/38 - 05/25/38	222	25	(e,k)
5.50%	12/01/33	48	7	(e,k)
6.00%	01/01/35	180	30	(e,f,k)
7.50%	11/01/23	27	5	(e,f,k)
8.00%	08/01/23 - 07/01/24	17	3	(e,f,k)
8.50%	03/01/17 - 07/25/22	17	1	(e,f,k)
9.00%	05/25/22	6	1	(e,f,k)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,305	229	(e,k)
5.00%	12/20/35 - 09/20/38	1,687	148	(e,k)
5.96%	05/20/40	1,205	199	(e,g)
5.98%	05/20/40	2,135	355	(e,g)
6.41%	12/20/39	1,938	310	(e,g)
			4,111
Asset Backed—0.5%
Capital One Multi-Asset Execution Trust
1.07%	01/15/19	500	492	(c,f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	395	406	(f)

Ford Credit Auto Lease Trust
1.28%	06/15/16	150	148	(f)
Hertz Vehicle Financing LLC
5.02%	02/25/15	470	478	(a,f)
			1,524
Corporate Notes—44.6%
AAR Corp.
7.25%	01/15/22	401	430	(a)
ABB Finance USA Inc.
1.63%	05/08/17	392	389
AbbVie Inc.
1.20%	11/06/15	556	557	(a,f)
1.75%	11/06/17	372	364	(a)
2.00%	11/06/18	730	708	(a,f)
2.90%	11/06/22	241	225	(a)
AES Corp.
4.88%	05/15/23	321	299
8.00%	10/15/17	401	451
AES Panama S.A.
6.35%	12/21/16	287	310	(a)
Agilent Technologies Inc.
5.50%	09/14/15	347	379	(f)
Agrium Inc.
3.50%	06/01/23	419	403
4.90%	06/01/43	629	594
Alliance One International Inc.
10.00%	07/15/16	816	834	(f)
Altria Group Inc.
2.95%	05/02/23	210	194
4.50%	05/02/43	210	187
Amazon.com Inc.
1.20%	11/29/17	370	358
2.50%	11/29/22	405	368
America Movil SAB de C.V.
2.38%	09/08/16	1,148	1,163	(f)
American Axle & Manufacturing Inc.
6.25%	03/15/21	279	284
7.75%	11/15/19	81	89
American Express Co.
1.55%	05/22/18	632	614
American Honda Finance Corp.
1.60%	02/16/18	399	392	(a)
American International Group Inc.
4.88%	06/01/22	462	492	(f)
American Tower Corp. (REIT)
3.50%	01/31/23	203	186
American Tower Trust I (REIT)
1.55%	03/15/43	627	616	(a,f)
Amgen Inc.
5.38%	05/15/43	284	294
5.65%	06/15/42	272	290
Amkor Technology Inc.
6.38%	10/01/22	162	159	(a)
Amsted Industries Inc.
8.13%	03/15/18	239	252	(a,f)
Anadarko Petroleum Corp.
6.20%	03/15/40	437	490

Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	684	642	(f)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	374	349
5.38%	11/15/14	228	242	(f)
Archer-Daniels-Midland Co.
4.02%	04/16/43	234	205
Arizona Public Service Co.
6.25%	08/01/16	358	411	(f)
Ascension Health Inc.
4.85%	11/15/53	326	326
Ashland Inc.
3.00%	03/15/16	399	401	(a,f)
3.88%	04/15/18	379	375	(a)
AT&T Inc.
0.84%	02/13/15	377	377	(c)
2.95%	05/15/16	519	542	(f)
4.35%	06/15/45	1,046	910
Atlas Pipeline Finance Corp.
4.75%	11/15/21	160	144	(a)
Autodesk Inc.
1.95%	12/15/17	400	390
Ball Corp.
4.00%	11/15/23	402	372
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150	150	(a)
Banco del Estado de Chile
2.00%	11/09/17	160	152	(a)
2.00%	11/09/17	150	143
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200	199	(a)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	300	304	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	104	(a,g)
Bank of America Corp.
2.00%	01/11/18	533	516	(f)
3.30%	01/11/23	907	857	(f)
3.88%	03/22/17	418	438	(f)
5.75%	12/01/17	570	633	(f)
Barclays Bank PLC
2.25%	05/10/17	1,186	1,217	(a,f)
Barrick Gold Corp.
2.50%	05/01/18	420	377	(a)
4.10%	05/01/23	423	353	(a)
Baxter International Inc.
1.85%	06/15/18	339	336
3.20%	06/15/23	799	784
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	269	260	(f)
Berkshire Hathaway Inc.
1.55%	02/09/18	419	411
4.50%	02/11/43	419	398
Bombardier Inc.
4.25%	01/15/16	160	164	(a)
5.75%	03/15/22	43	43	(a)
7.75%	03/15/20	299	332	(a,f)

BP Capital Markets PLC
1.38%	05/10/18	632	609
2.25%	11/01/16	159	163	(f)
2.50%	11/06/22	861	785	(f)
2.75%	05/10/23	421	389
Brocade Communications Systems Inc.
4.63%	01/15/23	402	378	(a)
Caixa Economica Federal
2.38%	11/06/17	450	415
Calpine Corp.
7.25%	10/15/17	430	448	(a,f)
Cardinal Health Inc.
3.20%	03/15/23	294	274	(f)
Cargill Inc.
6.00%	11/27/17	247	287	(a,f)
Carnival Corp.
1.20%	02/05/16	419	416	(f)
Case New Holland Inc.
7.88%	12/01/17	214	242	(f)
Caterpillar Financial Services Corp.
1.25%	11/06/17	259	252
Caterpillar Inc.
1.50%	06/26/17	450	445	(f)
Catholic Health Initiatives
2.95%	11/01/22	203	190
4.35%	11/01/42	130	118
CCO Holdings LLC
8.13%	04/30/20	373	407	(f)
Cedar Fair LP
5.25%	03/15/21	159	153	(a)
Central American Bank for Economic Integration
5.38%	09/24/14	380	399	(a,f)
Cequel Capital Corp.
5.13%	12/15/21	401	377	(a)
CF Industries Inc.
4.95%	06/01/43	252	239
Chesapeake Energy Corp.
3.25%	03/15/16	400	398
Cigna Corp.
2.75%	11/15/16	372	386
4.00%	02/15/22	583	599	(f)
5.38%	02/15/42	231	246
Cincinnati Bell Inc.
8.25%	10/15/17	398	415	(f)
Citigroup Inc.
1.25%	01/15/16	400	395
1.75%	05/01/18	419	401	(f)
3.50%	05/15/23	506	454
5.00%	09/15/14	666	692	(f)
6.13%	08/25/36	227	222	(f)
CityCenter Holdings LLC
7.63%	01/15/16	782	825	(f)
Cliffs Natural Resources Inc.
4.88%	04/01/21	409	371
CNA Financial Corp.
5.88%	08/15/20	326	369

CNH Capital LLC
3.88%	11/01/15	239	240
CNOOC Finance 2013 Ltd.
1.75%	05/09/18	210	201
3.00%	05/09/23	200	181
4.25%	05/09/43	200	168
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200	206	(a)
Cogeco Cable Inc.
4.88%	05/01/20	400	389	(a)
Columbus International Inc.
11.50%	11/20/14	100	108	(a)
Comcast Corp.
4.25%	01/15/33	200	191
4.50%	01/15/43	313	299
Commonwealth Bank of Australia
1.07%	01/13/17	547	543	(a,c)
ConAgra Foods Inc.
1.90%	01/25/18	411	404
Concho Resources Inc.
5.50%	04/01/23	240	236
Constellation Brands Inc.
3.75%	05/01/21	161	151
7.25%	09/01/16	400	454	(f)
Corp Andina de Fomento
4.38%	06/15/22	372	379
Corp Lindley S.A.
4.63%	04/12/23	144	140	(a)
Corp Nacional del Cobre de Chile
4.25%	07/17/42	222	184	(a)
5.63%	09/21/35	76	77	(a)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	610	563	(a)
COX Communications Inc.
2.95%	06/30/23	524	477	(a,f)
3.25%	12/15/22	149	140	(a)
4.70%	12/15/42	92	82	(a)
Credit Suisse AG
2.60%	05/27/16	405	422	(a)
Crown Castle Towers LLC
6.11%	01/15/20	189	217	(a)
CST Brands Inc.
5.00%	05/01/23	400	390	(a)
Daimler Finance North America LLC
1.88%	01/11/18	395	385	(a)
DaVita Healthcare Partners Inc.
5.75%	08/15/22	138	138
6.38%	11/01/18	358	374	(f)
DCP Midstream Operating LP
2.50%	12/01/17	287	283
3.88%	03/15/23	627	588
DDR Corp. (REIT)
4.63%	07/15/22	471	476
Delphi Corp.
5.00%	02/15/23	159	163
Denbury Resources Inc.
6.38%	08/15/21	304	319	(f)
8.25%	02/15/20	231	249	(f)

DENTSPLY International Inc.
2.75%	08/15/16	295	303	(f)
4.13%	08/15/21	374	380	(f)
Deutsche Bank AG
4.30%	05/24/28	840	776	(g)
Diageo Capital PLC
1.13%	04/29/18	419	403	(f)
1.50%	05/11/17	527	522	(f)
2.63%	04/29/23	335	312	(f)
Diageo Investment Corp.
2.88%	05/11/22	556	537	(f)
DigitalGlobe Inc.
5.25%	02/01/21	399	383	(a,f)
DIRECTV Financing company Inc.
3.80%	03/15/22	527	506
DIRECTV Holdings LLC
5.15%	03/15/42	401	358
Discovery Communications LLC
3.25%	04/01/23	209	196
4.88%	04/01/43	105	97
4.95%	05/15/42	125	117
Dominion Resources Inc.
1.95%	08/15/16	783	799	(f)
DPL Inc.
7.25%	10/15/21	23	24
DR Horton Inc.
4.38%	09/15/22	281	267
Duke Energy Corp.
1.63%	08/15/17	371	364
3.05%	08/15/22	652	621	(f)
Eagle Spinco Inc.
4.63%	02/15/21	160	154	(a)
Eastman Chemical Co.
2.40%	06/01/17	970	972
eBay Inc.
1.35%	07/15/17	260	256
2.60%	07/15/22	235	219
4.00%	07/15/42	222	188
Ecopetrol S.A.
7.63%	07/23/19	145	171
EDC Finance Ltd.
4.88%	04/17/20	200	183	(a)
EMC Corp.
1.88%	06/01/18	420	415
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	71	73	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	100	98	(a)
Energy Transfer Equity LP
7.50%	10/15/20	269	294
Energy Transfer Partners LP
3.60%	02/01/23	816	764
6.50%	02/01/42	344	367
Enterprise Products Operating LLC
4.45%	02/15/43	253	225
Erickson Air-Crane Inc.
8.25%	05/01/20	400	389	(a)

European Investment Bank
0.41%	12/15/14	850	856	(c)
4.88%	01/17/17	850	958	(f)
Exelon Corp.
4.90%	06/15/15	505	540
Export Credit Bank of Turkey
5.38%	11/04/16	525	545	(a)
Export-Import Bank of Malaysia Bhd
2.88%	12/14/17	200	200
Express Scripts Holding Co.
2.65%	02/15/17	599	610
3.13%	05/15/16	796	828
Flextronics International Ltd.
4.63%	02/15/20	160	155	(a,f)
Florida Power & Light Co.
4.13%	02/01/42	222	209	(f)
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	160	162	(a)
Fomento Economico Mexicano SAB de C.V.
2.88%	05/10/23	176	159	(f)
4.38%	05/10/43	176	153	(f)
Ford Motor Co.
4.75%	01/15/43	168	148	(f)
Ford Motor Credit Company LLC
1.70%	05/09/16	632	622	(f)
3.00%	06/12/17	615	616	(f)
Forest Oil Corp.
7.25%	06/15/19	358	337	(f)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	595	566	(a,f)
5.45%	03/15/43	522	460	(a,f)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173	182	(a,f)
Frontier Communications Corp.
7.13%	03/15/19	354	373
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	200	180	(a)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	200	216	(a)
General Motors Financial Company Inc.
2.75%	05/15/16	402	395	(a)
Genworth Financial Inc.
7.70%	06/15/20	189	217
GeoPark Latin America Limited Agencia en Chile
7.50%	02/11/20	200	205	(a)
Glencore Funding LLC
2.50%	01/15/19	609	551	(a)
4.13%	05/30/23	210	187	(a)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100	102	(a,f,h)
Goldman Sachs Capital I
6.35%	02/15/34	205	197
Great Plains Energy Inc.
4.85%	06/01/21	403	428	(f)
GTL Trade Finance Inc.
7.25%	10/20/17	359	388	(f)
GXS Worldwide Inc.
9.75%	06/15/15	280	285	(f)

Hanesbrands Inc.
6.38%	12/15/20	196	209	(f)
Hartford Financial Services Group Inc.
6.63%	03/30/40	264	314
Hawk Acquisition Sub Inc.
4.25%	10/15/20	399	382	(a)
HCA Inc.
6.50%	02/15/20	309	334	(f)
Heineken N.V.
1.40%	10/01/17	573	557	(a)
Hexion US Finance Corp.
6.63%	04/15/20	481	480	(a,f)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	523	480	(f)
Hughes Satellite Systems Corp.
6.50%	06/15/19	356	377
Huntsman International LLC
4.88%	11/15/20	399	394
Hyundai Capital America
1.63%	10/02/15	371	370	(a)
2.13%	10/02/17	189	183	(a)
iGATE Corp.
9.00%	05/01/16	400	416
Imperial Tobacco Finance PLC
2.05%	02/11/18	271	266	(a)
3.50%	02/11/23	221	208	(a)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	400	406	(g)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	217	214	(a)
4.25%	06/15/23	303	301	(a)
5.75%	06/15/43	173	176	(a)
Ingles Markets Inc.
5.75%	06/15/23	800	790	(a)
Instituto Costarricense de Electricidad
6.38%	05/15/43	52	47	(a)
6.95%	11/10/21	200	211	(a,f)
Intel Corp.
1.35%	12/15/17	369	361
Invesco Finance PLC
3.13%	11/30/22	573	533
Jaguar Land Rover Automotive PLC
5.63%	02/01/23	240	233	(a,f)
JB Poindexter & Company Inc.
9.00%	04/01/22	120	126	(a,f)
Jefferies Group Inc.
5.13%	01/20/23	168	167	(f)
6.50%	01/20/43	140	134	(f)
John Deere Capital Corp.
3.15%	10/15/21	308	305
JPMorgan Chase & Co.
3.20%	01/25/23	838	796	(f)
3.38%	05/01/23	419	390
5.15%	12/31/49	421	401	(f,g)
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200	216	(a,f)
KazMunayGas National Company JSC
9.13%	07/02/18	100	120	(a)

KFW
2.00%	10/04/22	929	872	(f)
4.50%	07/16/18	238	270	(f)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	292	274	(f)
5.00%	08/15/42	107	101	(f)
Kinross Gold Corp.
6.88%	09/01/41	252	238	(f)
Korea National Oil Corp.
2.88%	11/09/15	278	284	(a,f)
3.13%	04/03/17	396	398	(a,f)
Kraft Foods Group Inc.
1.63%	06/04/15	248	251	(f)
2.25%	06/05/17	394	397	(f)
5.00%	06/04/42	335	339	(f)
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	696	745	(f)
Lear Corp.
4.75%	01/15/23	401	381	(a,f)
LeasePlan Corp N.V.
2.50%	05/16/18	632	609	(a,f)
Levi Strauss & Co.
7.63%	05/15/20	361	390	(f)
Liberty Mutual Group Inc.
4.25%	06/15/23	434	419	(a)
6.50%	05/01/42	253	271	(a,f)
Linn Energy LLC
6.25%	11/01/19	444	423	(a)
8.63%	04/15/20	295	310	(f)
LyondellBasell Industries N.V.
6.00%	11/15/21	318	357
Majapahit Holding BV
7.25%	06/28/17	400	441	(a)
7.75%	10/17/16	350	388	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165	147	(f)
Merck & Company Inc.
1.30%	05/18/18	295	286	(f)
2.80%	05/18/23	632	598	(f)
4.15%	05/18/43	252	240	(f)
MetroPCS Wireless Inc.
6.25%	04/01/21	241	245	(a,f)
Microsoft Corp.
2.38%	05/01/23	840	777	(f)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	330	374	(f)
Morgan Stanley
2.13%	04/25/18	231	221	(f)
3.75%	02/25/23	80	76	(f)
4.75%	03/22/17	271	287	(f)
4.88%	11/01/22	556	549	(f)
5.55%	04/27/17	840	909	(f)
Murphy Oil Corp.
3.70%	12/01/22	306	284	(f)
Mylan Inc.
2.60%	06/24/18	1,009	994	(a)
7.88%	07/15/20	436	503	(a,f)

National Agricultural Cooperative Federation
4.25%	01/28/16	231	243	(a,f)
National Australia Bank Ltd.
3.00%	01/20/23	588	552
Nationwide Financial Services Inc.
5.38%	03/25/21	416	453	(a)
NCL Corp Ltd.
5.00%	02/15/18	222	218	(a)
Newfield Exploration Co.
5.63%	07/01/24	330	320	(f)
5.75%	01/30/22	358	354	(f)
News America Inc.
6.65%	11/15/37	248	285	(f)
Nexen Inc.
6.40%	05/15/37	484	526	(f)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	711	732
Nisource Finance Corp.
3.85%	02/15/23	413	401	(f)
4.80%	02/15/44	210	190	(f)
Noble Holding International Ltd.
5.25%	03/15/42	463	415	(f)
Nomura Holdings Inc.
2.00%	09/13/16	502	496	(f)
Nordea Bank AB
1.63%	05/15/18	632	611	(a,f)
Northeast Utilities
1.45%	05/01/18	421	409	(f)
Northrop Grumman Corp.
1.75%	06/01/18	629	610	(f)
4.75%	06/01/43	210	201	(f)
Novartis Capital Corp.
2.40%	09/21/22	446	419	(f)
NYSE Euronext
2.00%	10/05/17	560	557
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	190	192	(a,f)
Oglethorpe Power Corp.
5.38%	11/01/40	72	75	(f)
Omnicom Group Inc.
3.63%	05/01/22	521	502	(f)
Oracle Corp.
1.20%	10/15/17	609	591	(f)
Pacific Gas & Electric Co.
6.05%	03/01/34	369	430	(f)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	300	283	(a,f)
PacifiCorp
6.25%	10/15/37	8	10
Peabody Energy Corp.
6.25%	11/15/21	213	206	(f)
Petrobras Global Finance BV
3.00%	01/15/19	421	391	(f)
4.38%	05/20/23	411	377	(f)
Petrobras International Finance Co.
3.50%	02/06/17	602	599	(f)
3.88%	01/27/16	159	164	(f)

Petroleos Mexicanos
3.50%	01/30/23	430	397	(a,f)
5.50%	01/21/21 - 06/27/44	234	236
6.00%	03/05/20	150	165	(f)
6.50%	06/02/41	71	73
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	338	354
Pfizer Inc.
3.00%	06/15/23	419	406	(f)
Philip Morris International Inc.
2.50%	05/16/16	403	419	(f)
4.13%	03/04/43	209	186	(f)
Plains Exploration & Production Co.
6.50%	11/15/20	204	216	(f)
PNC Bank NA
2.95%	01/30/23	800	738	(f)
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	121	(a,f)
Prudential Financial Inc.
5.20%	03/15/44	215	203	(f,g)
5.63%	05/12/41	198	206	(f)
5.63%	06/15/43	349	342	(f,g)
Public Service Electric & Gas Co.
2.38%	05/15/23	632	585	(f)
QBE Insurance Group Ltd.
2.40%	05/01/18	314	308	(a,f)
Range Resources Corp.
5.75%	06/01/21	358	369	(f)
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	399	410
Revlon Consumer Products Corp.
5.75%	02/15/21	962	938	(a,f)
Rockies Express Pipeline LLC
3.90%	04/15/15	323	320	(a,f)
Roper Industries Inc.
2.05%	10/01/18	629	617	(f)
Rowan Companies Inc.
5.40%	12/01/42	247	224	(f)
Royal Bank of Canada
1.20%	09/19/18	663	647	(f)
Royal Bank of Scotland Group PLC
6.40%	10/21/19	515	572	(f)
RSI Home Products Inc.
6.88%	03/01/18	399	408	(a,f)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	400	448	(a,f)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	325	344
Sabine Pass Liquefaction LLC
5.63%	02/01/21	260	252	(a,f)
Sanofi
1.25%	04/10/18	422	409	(f)
Sberbank of Russia Via SB Capital S.A.
4.95%	02/07/17	300	310	(a,f)
SCF Capital Ltd.
5.38%	10/27/17	600	582	(a,f)
Schlumberger Investment S.A.
2.40%	08/01/22	557	517	(a,f)

Seagate HDD Cayman
4.75%	06/01/23	321	299	(a,f)
7.00%	11/01/21	43	46
Service Corporation International
4.50%	11/15/20	438	420
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200	197	(a,f)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	546	491	(a,f)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	395	397	(a,f)
Smurfit Kappa Acquisitions
4.88%	09/15/18	440	427	(a,f)
Standard Chartered PLC
3.95%	01/11/23	392	365	(a,f)
State Grid Overseas Investment 2013 Ltd.
1.75%	05/22/18	253	242	(a,f)
3.13%	05/22/23	200	185	(a,f)
4.38%	05/22/43	421	378	(a,f)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	400	411
SunTrust Bank
2.75%	05/01/23	630	580	(f)
Talisman Energy Inc.
6.25%	02/01/38	376	404	(f)
Targa Resources Partners Finance Corp.
4.25%	11/15/23	240	214	(a,f)
Teck Resources Ltd.
5.40%	02/01/43	315	276	(f)
Telefonica Emisiones SAU
3.19%	04/27/18	261	253	(f)
4.57%	04/27/23	144	138	(f)
Texas Instruments Inc.
2.25%	05/01/23	631	567	(f)
Textron Inc.
6.20%	03/15/15	334	360	(f)
The Allstate Corp.
3.15%	06/15/23	210	204
4.50%	06/15/43	147	145
The Bank of New York Mellon Corp.
4.50%	12/31/49	648	609	(g)
The Coca-Cola Co.
3.30%	09/01/21	442	452
The Gap Inc.
5.95%	04/12/21	257	284
The Goldman Sachs Group Inc.
1.60%	11/23/15	241	242
2.38%	01/22/18	501	492
3.63%	01/22/23	604	578
6.75%	10/01/37	406	416
The Hertz Corp.
4.25%	04/01/18	277	270	(a,f)
The Korea Development Bank
3.25%	03/09/16	380	392	(f)
4.00%	09/09/16	220	233	(f)
The McClatchy Co.
9.00%	12/15/22	409	429	(a)

The Potomac Edison Co.
5.35%	11/15/14	245	260	(f)
The Williams Companies Inc.
3.70%	01/15/23	734	682	(f)
Time Warner Cable Inc.
4.50%	09/15/42	262	203	(f)
TJX Companies Inc.
2.50%	05/15/23	420	389	(f)
Tops Holding Corp.
8.88%	12/15/17	803	869	(a,f)
Total Capital Canada Ltd.
1.45%	01/15/18	399	390	(f)
Total Capital International S.A.
1.55%	06/28/17	1,007	998	(f)
TransAlta Corp.
4.50%	11/15/22	371	354	(f)
Transnet SOC Ltd.
4.50%	02/10/16	519	532	(a,f)
Transocean Inc.
3.80%	10/15/22	167	159	(f)
6.50%	11/15/20	104	117	(f)
Transportadora de Gas del Peru S.A.
4.25%	04/30/28	126	111	(a,f)
Turlock Corp.
1.50%	11/02/17	556	540	(a,f)
2.75%	11/02/22	658	616	(a,f)
U.S. Bancorp
3.44%	02/01/16	645	676	(f)
Unit Corp.
6.63%	05/15/21	400	408	(f)
United Parcel Service Inc.
2.45%	10/01/22	371	350	(f)
United Rentals North America Inc.
5.75%	07/15/18	399	419	(f)
UnitedHealth Group Inc.
2.88%	03/15/23	734	690	(f)
Vail Resorts Inc.
6.50%	05/01/19	563	590	(f)
Vale Overseas Ltd.
4.38%	01/11/22	326	310
6.25%	01/11/16	232	256	(f)
Valeant Pharmaceuticals International
6.38%	10/15/20	241	238	(a,f)
Ventas Realty LP (REIT)
2.70%	04/01/20	420	397	(f)
Verizon Communications Inc.
2.45%	11/01/22	126	114	(f)
3.85%	11/01/42	126	105	(f)
Viacom Inc.
2.50%	12/15/16	484	499	(f)
Viasystems Inc.
7.88%	05/01/19	400	422	(a,f)
Watson Pharmaceuticals Inc.
3.25%	10/01/22	576	537	(f)
Weatherford International Ltd.
4.50%	04/15/22	432	427	(f)
5.95%	04/15/42	297	281	(f)
6.75%	09/15/40	105	109	(f)

Wells Fargo & Co.
3.45%	02/13/23	713	681	(f)
Windstream Corp.
6.38%	08/01/23	400	374	(f)
Woodside Finance Ltd.
4.50%	11/10/14	699	729	(a,f)
WPX Energy Inc.
5.25%	01/15/17	399	409	(f)
Wynn Las Vegas LLC
4.25%	05/30/23	240	222	(a,f)
5.38%	03/15/22	215	217	(f)
Xstrata Finance Canada Ltd.
2.70%	10/25/17	471	457	(a,f)
5.80%	11/15/16	347	379	(a,f)
Zhaikmunai LP Via Zhaikmunai International BV
7.13%	11/13/19	400	401	(a,f)
Zoetis Inc.
1.15%	02/01/16	210	209	(a,f)
1.88%	02/01/18	210	206	(a,f)
3.25%	02/01/23	357	339	(a,f)
			151,313
Non-Agency Collateralized Mortgage Obligations—6.3%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190	210
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	790	826	(g)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	40	45	(f,g)
Banc of America Commercial Mortgage Trust 2008-1
6.39%	02/10/51	180	206	(f,g)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	420	453	(g)
5.40%	11/10/42	390	410	(g)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	421	443	(g)
5.56%	03/11/39	57	58	(f,g)
5.77%	04/12/38	370	401	(g)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.77%	04/12/38	210	225	(g)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.92%	06/11/50	485	540	(g)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	430	476	(g)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	200	186
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220	233	(g)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	530	574
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	220	233
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	1,220	1,292
Credit Suisse First Boston Mortgage Securities Corp.
5.28%	10/25/35	169	2	(g)
CSMC Mortgage-Backed Trust Series 2006-1
5.30%	02/25/36	20	—	** (g)

GS Mortgage Securities Corp. II
2.56%	11/10/45	993	140	(g)
2.79%	11/08/29	220	220	(a,g)
3.00%	08/10/44	410	427	(f)
3.55%	04/10/34	210	207	(a)
5.47%	08/10/44	190	203	(a,f,g)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	750	814
Impac CMB Trust Series 2004-5
1.69%	10/25/34	234	227	(c,f,g)
JP Morgan Chase Commercial Mortgage Securities Corp.
2.10%	12/15/47	1,286	144	(g)
4.27%	06/15/45	280	282
5.04%	03/15/46	250	262	(g)
5.34%	08/12/37	762	806	(f,g)
5.44%	05/15/45 - 06/12/47	980	1,082
5.53%	01/15/46	215	194	(c)
5.79%	02/12/51	390	444	(f,g)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
6.00%	06/15/49	800	895	(g)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125	123
4.09%	07/15/45	210	166
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	420	464	(g)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	310	330
5.16%	02/15/31	410	443
6.06%	06/15/38	190	211	(g)
22.77%	12/15/39	3,035	26	(a,c,g)
MASTR Alternative Loans Trust
5.00%	08/25/18	88	7	(e,k)
Merrill Lynch
5.49%	07/12/46	190	178	(f,g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570	610	(f,g)
Morgan Stanley Bank of America Merrill Lynch Trust
4.22%	07/15/46	420	421
4.31%	12/15/48	260	212	(a,f,g)
4.72%	07/15/46	210	202	(c)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	610	629	(f,g)
Morgan Stanley Capital I Trust 2006-IQ11
5.86%	10/15/42	250	225	(f,g)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	450	486	(f,g)
5.27%	10/12/52	320	340	(f,g)
Morgan Stanley Capital I Trust 2006-TOP23
5.99%	08/12/41	160	178	(f,g)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	430	483	(f,g)
Morgan Stanley Capital I Trust 2008-TOP29
6.46%	01/11/43	210	238	(f,g)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190	200	(a,f,g)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	360	387	(f,g)

Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	735	796	(f,g)
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	490	535	(f)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	90	87	(g)
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	229	4
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	210	207	(a,f,g)
			21,348
Sovereign Bonds—2.4%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100	103	(a)
6.37%	06/16/18	279	303	(f)
Gabonese Republic
8.20%	12/12/17	277	312
Government of Chile
3.63%	10/30/42	148	122
Government of Colombia
2.63%	03/15/23	323	288
Government of Croatia
6.75%	11/05/19	180	192	(a)
Government of Dominican Republic
7.50%	05/06/21	200	215	(a)
Government of El Salvador
7.65%	06/15/35	327	320	(a)
Government of Guatemala
4.88%	02/13/28	200	181	(a)
Government of Hungary
4.13%	02/19/18	160	156
4.75%	02/03/15	50	51
6.25%	01/29/20	119	124
7.63%	03/29/41	18	19	(f)
Government of Indonesia
3.38%	04/15/23	273	245	(a)
4.88%	05/05/21	200	205	(a,f)
11.63%	03/04/19	53	72	(a,f)
Government of Lithuania
6.75%	01/15/15	100	107	(a,f)
Government of Mexico
4.75%	03/08/44	398	354	(f)
5.75%	10/12/49	72	66
6.05%	01/11/40	84	92	(f)
Government of Namibia
5.50%	11/03/21	200	202	(a)
Government of Panama
4.30%	04/29/53	126	101	(f)
6.70%	01/26/36	59	69	(f)
Government of Peru
6.55%	03/14/37	225	265	(f)
7.35%	07/21/25	100	128	(f)
Government of Philippines
4.00%	01/15/21	100	106	(f)
6.38%	01/15/32	100	118	(f)
Government of Poland
3.00%	03/17/23	62	56	(f)
5.00%	03/23/22	348	374	(f)
6.38%	07/15/19	37	43

Government of Romania
4.38%	08/22/23	120	114	(a,f)
6.75%	02/07/22	146	163	(a,f)
Government of South Africa
6.25%	03/08/41	100	107	(f)
Government of Sri Lanka
6.25%	10/04/20	100	99	(a)
7.40%	01/22/15	100	105	(a,f)
Government of Turkey
3.25%	03/23/23	853	744	(f)
6.88%	03/17/36	589	657	(f)
Government of Uruguay
6.88%	09/28/25	66	79
Republic of Belarus
8.75%	08/03/15	100	100
Republic of Latvia
2.75%	01/12/20	200	185
Republic of Paraguay
4.63%	01/25/23	200	193	(a)
Republic of Serbia
5.25%	11/21/17	300	292	(a,f)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	200	206	(a,f)
7.50%	03/31/30	53	62
			8,095
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	275	293
Denver City & County School District No 1
4.24%	12/15/37	370	319	(f)
Municipal Electric Authority of Georgia
6.64%	04/01/57	317	342	(f)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	183	(f)
Port Authority of New York & New Jersey
4.46%	10/01/62	520	465	(f)
South Carolina State Public Service Authority
6.45%	01/01/50	200	231	(f)
State of California
5.70%	11/01/21	280	320	(f)
			2,153

FNMA—0.0%*
Lehman TBA
5.50%	TBA	239	—	** (b,j,l)

Total Bonds and Notes
(Cost $342,969)			336,732

Short-Term Investments—9.1%
GE Institutional Money Market Fund - Investment Class
0.04%
(Cost $16,834)			16,834	(c,i)

		Principal Amount	Fair Value
U.S. Treasuries—4.1%
U.S. Treasury Bills
0.05%	10/24/13	$14,000	$13,997	(c,f)

Total Short-Term Investments
(Cost $30,831)			30,831
Total Investments
(Cost $373,800)			367,563
Liabilities in Excess of Other Assets, net—(8.4)%			(28,442)

NET ASSETS —100.0%			$339,121

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures	September 2013	81	$17,820	$(24)
5 Yr. U.S. Treasury Notes Futures	September 2013	193	23,362	(307)

				$(331)

The Fund had the following short futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2013	129	$(19,003)	$656
10 Yr. U.S. Treasury Notes Futures	September 2013	269	(34,045)	458
30 Yr U.S. Treasury Bond Futures	September 2013	130	(17,660)	311

				$1,425

				$1,094

Notes to Schedules of Investments (Dollars in thousands)—June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, this security amounted to $51,647 or 15.23% of the net assets of the Elfun Income Fund .The securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	At June 30, 2013, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(g)	Variable or floating rate security. The stated rate represents the rate at June 30, 2013.

(h)	Step coupon bond. Security becomes interest bearing at a future date.

(i)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(j)	Securities in default.

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(l)	Security is fair valued by the valuation committee, in accordance with the procedure approved by the Board of Trustees.

†	Percentages are based on net assets as of June 30, 2013.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$46,194	$—	$46,194
	Agency Mortgage Backed	—	101,994	—	101,994
	Agency CMOs	—	4,111	—	4,111
	Asset Backed	—	1,524	—	1,524
	Corporate Notes	—	151,313	—	151,313
	Non-Agency CMOs	—	21,348	—	21,348
	Sovereign Bonds	—	8,095	—	8,095
	Municipal Notes and Bonds	—	2,153	—	2,153
	Short-Term Investments	16,834	13,997	—	30,831

	Total Investments in Securities	$16,834	$350,729	$—	$367,563

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$1,425	$—	$—	$1,425
	Futures Contracts—Unrealized Depreciation	(331)	—	—	(331)

	Total Other Financial Instruments	$1,094	$—	$—	$1,094

†	See Schedule of Investments for industry classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2013, information on the tax cost of investments was as follows:

		Gross Tax
Fund	Cost of Investment for Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation / (Depreciation)
Elfun Income Fund	$374,456	$4,015	$(10,908)	$(6,893)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 27, 2013